REVENUE - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 1,989,167	$ 1,970,231
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	1,171,385	1,182,006
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	617,287	608,894
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	107,859	99,653
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	47,174	45,178
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	14,872	2,216
Revenue from sales to investments in unconsolidated affiliates
Disaggregation of Revenue [Line Items]
Total revenue, net	30,590	32,284
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	1,198,761	1,245,937
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	691,723	641,439
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	31,298	29,651
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	47,174	45,178
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 20,211	$ 8,026